Related Party Transactions - Summary of Related Parties and Relationships (Parenthetical) (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2020 INR (₨)
Konkola Copper Mines ('KCM') [member]
Disclosure of transactions between related parties [line items]
New provisions, other provisions	₨ 2,070